EQUITY INDEX FUND
SUPPLEMENT DATED JANUARY 3, 2008
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED MAY 1, 2007, AS REVISED SEPTEMBER 25, 2007
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus (the “Prospectus”) of the Equity Index Fund (the “Fund”) dated May 1, 2007, as revised September 25, 2007.
Effective immediately, the second, third and fourth paragraphs under the heading “Adviser to the Master Portfolio” on page 11 are deleted in their entirety and replaced with the following disclosure:
Diane Hsiung and Greg Savage (each, a “Portfolio Manager”) are primarily responsible for the day-to-day management of the Master Portfolio. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.
Diane Hsiung is an employee of BGFA and BGI and, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Master Portfolio. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.
Greg Savage, CFA is an employee of BGFA and BGI and, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Master Portfolio. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
BBT-EQX-SUP0108

EQUITY INDEX FUND
SUPPLEMENT DATED JANUARY 3, 2008
TO THE
INSTITUTIONAL SHARES PROSPECTUS
DATED MAY 1, 2007, AS REVISED SEPTEMBER 25, 2007
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus (the “Prospectus”) of the Equity Index Fund (the “Fund”) dated May 1, 2007, as revised September 25, 2007.
Effective immediately, the second, third and fourth paragraphs under the heading “Adviser to the Master Portfolio” on page 11 are deleted in their entirety and replaced with the following disclosure:
Diane Hsiung and Greg Savage (each, a “Portfolio Manager”) are primarily responsible for the day-to-day management of the Master Portfolio. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.
Diane Hsiung is an employee of BGFA and BGI and, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Master Portfolio. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.
Greg Savage, CFA is an employee of BGFA and BGI and, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Master Portfolio. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
BBT-INT-SUP0108

EQUITY INDEX FUND
SUPPLEMENT DATED JANUARY 3, 2008
TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007, AS REVISED SEPTEMBER 25, 2007
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information of the Equity Index Fund (the “Fund”) dated May 1, 2007, as revised September 25, 2007.
Effective immediately, the paragraph beginning “As of December 31, 2006” on page 32 under the sub-heading “Investment Adviser of the Master Portfolio,” and the table immediately following such paragraph are deleted and replaced with the following disclosure:
As of October 31, 2007, the individuals named as Portfolio Managers in the prospectuses were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Master Portfolio, as indicated in the table below:
Diane Hsiung

	Registered Investment	Other Pooled
	Companies	Investment Vehicles	Other Accounts
Number of Accounts	124	1	5
Net Assets as of 10/31/07	$311,024,000,000	$235,000,000	$1,365,000,000
Greg Savage

	Registered Investment	Other Pooled
	Companies	Investment Vehicles	Other Accounts
Number of Accounts	124	1	6
Net Assets as of 10/31/07	$311,024,000,000	$235,000,000	$1,365,000,000
The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:
Diane Hsiung

	Number of Other Accounts with Performance	Aggregate of
	Fees Managed	Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Greg Savage

	Number of Other Accounts with Performance	Aggregate of
	Fees Managed	Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Effective immediately, the last paragraph on page 33 under the sub-heading “Investment Adviser of the Master Portfolio,” and the table immediately following such paragraph are deleted and replaced with the following disclosure:
As of October 31, 2007, the Portfolio Managers beneficially owned shares of the S&P 500 Index Master Portfolio for which they are primarily responsible for the day-to-day management in amounts reflected in the following table.

Dollar Range
			$10,001 to	$50,001 to	$100,001 to	$500,001 to	over
	None	$1 to $10k	$50k	$100k	$500k	$1million	$1million
Diane Hsiung	X
Greg Savage	X
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE.
BBT-SAI-SUP0108